Property, plant and equipment (Details Textual) $ in Millions	12 Months Ended
Dec. 31, 2017 COP ($)
Inventory [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Increase (decrease) through transfers from (to) investment property, property, plant and equipment	$ 250,239
Intangible Part Of Natural Resources [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Increase (decrease) through transfers from (to) investment property, property, plant and equipment	7,222
Other Assets [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Increase (decrease) through transfers from (to) investment property, property, plant and equipment	$ 31,852